Note 8. Other Long-Term Assets (Detail) (USD $)	12 Months Ended			12 Months Ended						1 Months Ended				1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011		Oct. 31, 2012 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2011 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2012 Includes Receivable Portion on Security [Member]	Oct. 31, 2011 Includes Receivable Portion on Security [Member]	Oct. 31, 2012 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Oct. 31, 2011 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Jan. 31, 2012 Reduction in Face Value - Originally Due in 2015 [Member] Celerion, Inc. [Member]	Jan. 31, 2012 Reduction in Carrying Value [Member] Celerion, Inc. [Member]	Oct. 31, 2011 Atomic Energy of Canada Limited (AECL) [Member]	Oct. 31, 2006 Atomic Energy of Canada Limited (AECL) [Member]	Jan. 31, 2012 Celerion, Inc. [Member]	Mar. 31, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 Celerion, Inc. [Member]	Oct. 31, 2011 Celerion, Inc. [Member]	Mar. 05, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 Canadian Government Loan [Member]
Restricted Cash and Cash Equivalents, Noncurrent	$ 3,900,000	$ 5,800,000
Debt Instrument, Interest Rate, Effective Percentage																			7.02%
Debt Instrument, Maturity Term				15 years
Held-to-maturity Securities Pledged as Collateral	38,989,000 [1]	40,048,000	[1]			43,000,000	44,100,000
Notes, Loans and Financing Receivable, Net, Current	4,004,000	16,061,000						4,000,000	4,100,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value				49,100,000	51,700,000
Notes, Loans and Financing Receivable, Net, Noncurrent												12,000,000	38,000,000			14,200,000	20,700,000	25,000,000
Term of Note Receivable													4 years					5 years
Note Receivable, Interest Rate, Stated Percentage																		4.00%
IncrementalIncreaseToNoteReceivableMaximum															1,800,000
Increase (Decrease) in Notes Receivables										12,500,000	8,900,000
Proceeds from Collection of Notes Receivable														6,500,000
Loss on Note Receivable Due to Write Down	2,411,000													2,400,000
Notes Receivable, Fair Value Disclosure																14,200,000
Interest Receivable																5,800,000
Notes, Loans and Financing Receivable, Gross, Noncurrent																$ 16,800,000
EffectiveInterestRateForSecuredCashFlowsOnNoteReceivable																8.00%
EffectiveInterestRateForUnsecuredCashFlowsOnNoteReceivable																28.00%

[1]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 11). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2012 is $43.0 million (October 31, 2011 - $44.1 million), of which $4.0 million (October 31, 2011 - $4.1 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2012, the fair value is $49.1 million (October 31, 2011 - $51.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.